Schedule of earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital
Number of shares, beginning of period	53,618,357	41,535,755
Effect of shares issued from private placement	7,167,164	3,404,435
Effect of shares issued from warrant exercises	1,012,939	1,022,776
Weighted average number of basic Common Shares	61,798,460	45,962,966
Effect of share options outstanding		388,722
Effect of RSUs outstanding		2,520,355
Effect of warrants outstanding		1,652,761
Weighted average number of diluted Common Shares	61,798,460	50,524,804